Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Assets and liabilities held at fair value, disaggregated by valuation technique and by product type
The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2021				2020
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	80,926	63,828	2,281	147,035	60,671	65,416	1,863	127,950
Financial assets at fair value through the income statement	5,093	177,167	9,712	191,972	4,503	162,142	8,506	175,151
Derivative financial assets	6,150	252,412	4,010	262,572	9,155	288,822	4,469	302,446
Financial assets at fair value through other comprehensive income	22,009	39,706	38	61,753	19,792	58,743	153	78,688
Investment property	—	—	7	7	—	—	10	10
Total assets	114,178	533,113	16,048	663,339	94,121	575,123	15,001	684,245

Trading portfolio liabilities	(27,529)	(26,613)	(27)	(54,169)	(24,391)	(22,986)	(28)	(47,405)
Financial liabilities designated at fair value	(174)	(250,376)	(410)	(250,960)	(159)	(249,251)	(355)	(249,765)
Derivative financial liabilities	(6,571)	(244,253)	(6,059)	(256,883)	(8,762)	(285,774)	(6,239)	(300,775)
Total liabilities	(34,274)	(521,242)	(6,496)	(562,012)	(33,312)	(558,011)	(6,622)	(597,945)

Analysis of movements in Level 3 assets
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 assets and liabilities held at fair value by product type
	2021		2020
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	1,091	(1,351)	1,613	(1,615)
Foreign exchange derivatives	376	(374)	144	(143)
Credit derivatives	323	(709)	196	(351)
Equity derivatives	2,220	(3,625)	2,498	(4,112)
Corporate debt	1,205	(21)	698	(3)
Reverse repurchase and repurchase agreements	13	(172)	—	(174)
Non-asset backed loans	6,405	—	6,394	—
Asset backed securities	558	—	767	(24)
Equity cash products	393	—	542	—
Private equity investments	1,095	(6)	873	(14)
Other[a]	2,369	(238)	1,276	(186)
Total	16,048	(6,496)	15,001	(6,622)
Note
a    Other includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investment property.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2021					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2021
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	310	(123)	—	(12)	38	—	—	41	(16)	389
Non-asset backed loans	709	1,580	(1,409)	—	(85)	(1)	—	—	45	(81)	758
Asset backed securities	686	209	(370)	—	—	(69)	—	—	114	(116)	454
Equity cash products	214	45	(53)	—	4	23	—	—	80	(10)	303
Other	103	117	(2)	—	(61)	(3)	—	—	248	(25)	377
Trading portfolio assets	1,863	2,261	(1,957)	—	(154)	(12)	—	—	528	(248)	2,281

Non-asset backed loans	5,580	1,380	(306)	—	(748)	(181)	(174)	—	113	(17)	5,647
Equity cash products	326	3	(247)	—	—	—	7	—	1	—	90
Private equity investments	874	166	(24)	—	(9)	—	163	—	35	(110)	1,095
Other	1,726	11,253	(9,983)	—	(185)	2	20	—	48	(1)	2,880
Financial assets at fair value through the income statement	8,506	12,802	(10,560)	—	(942)	(179)	16	—	197	(128)	9,712

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	0
Asset backed securities	47	—	—	—	(7)	—	—	(2)	—	—	38
Financial assets at fair value through other comprehensive income	153	—	—	—	(7)	—	—	(2)	—	(106)	38

Investment property	10	—	(2)	—	—	—	(1)	—	—	—	7

Trading portfolio liabilities	(28)	(5)	23	—	—	(6)	—	—	(12)	1	(27)

Financial liabilities designated at fair value	(355)	(4)	—	(101)	66	21	(1)	—	(68)	32	(410)

Interest rate derivatives	(2)	20	—	—	105	(255)	—	—	90	(218)	(260)
Foreign exchange derivatives	1	—	—	—	40	(2)	—	—	10	(47)	2
Credit derivatives	(155)	(239)	9	—	(45)	34	—	—	10	—	(386)
Equity derivatives	(1,614)	90	(1)	—	(15)	(4)	—	—	(3)	142	(1,405)
Net derivative financial instruments[a]	(1,770)	(129)	8	—	85	(227)	—	—	107	(123)	(2,049)

Total	8,379	14,925	(12,488)	(101)	(952)	(403)	14	(2)	752	(572)	9,552
Note
a    The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £4,010m (2020: £4,469m) and derivative financial liabilities are £6,059m (2020: £6,239m).

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2020					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2020
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	77	(6)	—	—	(35)	—	—	12	(17)	151
Non-asset backed loans	974	1,955	(2,182)	—	(12)	(10)	—	—	39	(55)	709
Asset backed securities	656	458	(428)	—	(40)	(25)	—	—	90	(25)	686
Equity cash products	392	5	(149)	—	—	(41)	—	—	11	(4)	214
Other	122	—	—	—	—	(21)	—	—	2	—	103
Trading portfolio assets	2,264	2,495	(2,765)	—	(52)	(132)	—	—	154	(101)	1,863

Non-asset backed loans	5,494	1,102	(283)	—	(706)	426	—	—	—	(453)	5,580
Equity cash products	835	15	(404)	—	—	(93)	(36)	—	9	—	326
Private equity investments	900	84	(54)	—	(3)	—	(56)	—	15	(12)	874
Other	1,271	3,718	(3,606)	—	(32)	32	(43)	—	386	—	1,726
Financial assets at fair value through the income statement	8,500	4,919	(4,347)	—	(741)	365	(135)	—	410	(465)	8,506

Non-asset backed loans	343	—	—	—	(237)	—	—	—	—	—	106
Asset backed securities	86	—	(35)	—	—	—	—	(4)	—	—	47
Financial assets at fair value through other comprehensive income	429	—	(35)	—	(237)	—	—	(4)	—	—	153

Investment property	13	—	(2)	—	—	—	(1)	—	—	—	10

Trading portfolio liabilities	—	(27)	—	—	—	(1)	—	—	—	—	(28)

Financial liabilities designated at fair value	(362)	—	3	(21)	1	20	4	—	(38)	38	(355)

Interest rate derivatives	(206)	17	(12)	—	85	109	—	—	(18)	23	(2)
Foreign exchange derivatives	(7)	—	—	—	21	(16)	—	—	(19)	22	1
Credit derivatives	198	(125)	24	—	(371)	24	—	—	(21)	116	(155)
Equity derivatives	(819)	(699)	(43)	—	105	(101)	—	—	(13)	(44)	(1,614)
Net derivative financial instruments	(834)	(807)	(31)	—	(160)	16	—	—	(71)	117	(1,770)

Total	10,010	6,580	(7,177)	(21)	(1,189)	268	(132)	(4)	455	(411)	8,379

Analysis of movements in Level 3 liabilities
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 assets and liabilities held at fair value by product type
	2021		2020
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	1,091	(1,351)	1,613	(1,615)
Foreign exchange derivatives	376	(374)	144	(143)
Credit derivatives	323	(709)	196	(351)
Equity derivatives	2,220	(3,625)	2,498	(4,112)
Corporate debt	1,205	(21)	698	(3)
Reverse repurchase and repurchase agreements	13	(172)	—	(174)
Non-asset backed loans	6,405	—	6,394	—
Asset backed securities	558	—	767	(24)
Equity cash products	393	—	542	—
Private equity investments	1,095	(6)	873	(14)
Other[a]	2,369	(238)	1,276	(186)
Total	16,048	(6,496)	15,001	(6,622)
Note
a    Other includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investment property.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2021					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2021
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	310	(123)	—	(12)	38	—	—	41	(16)	389
Non-asset backed loans	709	1,580	(1,409)	—	(85)	(1)	—	—	45	(81)	758
Asset backed securities	686	209	(370)	—	—	(69)	—	—	114	(116)	454
Equity cash products	214	45	(53)	—	4	23	—	—	80	(10)	303
Other	103	117	(2)	—	(61)	(3)	—	—	248	(25)	377
Trading portfolio assets	1,863	2,261	(1,957)	—	(154)	(12)	—	—	528	(248)	2,281

Non-asset backed loans	5,580	1,380	(306)	—	(748)	(181)	(174)	—	113	(17)	5,647
Equity cash products	326	3	(247)	—	—	—	7	—	1	—	90
Private equity investments	874	166	(24)	—	(9)	—	163	—	35	(110)	1,095
Other	1,726	11,253	(9,983)	—	(185)	2	20	—	48	(1)	2,880
Financial assets at fair value through the income statement	8,506	12,802	(10,560)	—	(942)	(179)	16	—	197	(128)	9,712

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	0
Asset backed securities	47	—	—	—	(7)	—	—	(2)	—	—	38
Financial assets at fair value through other comprehensive income	153	—	—	—	(7)	—	—	(2)	—	(106)	38

Investment property	10	—	(2)	—	—	—	(1)	—	—	—	7

Trading portfolio liabilities	(28)	(5)	23	—	—	(6)	—	—	(12)	1	(27)

Financial liabilities designated at fair value	(355)	(4)	—	(101)	66	21	(1)	—	(68)	32	(410)

Interest rate derivatives	(2)	20	—	—	105	(255)	—	—	90	(218)	(260)
Foreign exchange derivatives	1	—	—	—	40	(2)	—	—	10	(47)	2
Credit derivatives	(155)	(239)	9	—	(45)	34	—	—	10	—	(386)
Equity derivatives	(1,614)	90	(1)	—	(15)	(4)	—	—	(3)	142	(1,405)
Net derivative financial instruments[a]	(1,770)	(129)	8	—	85	(227)	—	—	107	(123)	(2,049)

Total	8,379	14,925	(12,488)	(101)	(952)	(403)	14	(2)	752	(572)	9,552
Note
a    The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £4,010m (2020: £4,469m) and derivative financial liabilities are £6,059m (2020: £6,239m).

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2020					Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 31 December 2020
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	77	(6)	—	—	(35)	—	—	12	(17)	151
Non-asset backed loans	974	1,955	(2,182)	—	(12)	(10)	—	—	39	(55)	709
Asset backed securities	656	458	(428)	—	(40)	(25)	—	—	90	(25)	686
Equity cash products	392	5	(149)	—	—	(41)	—	—	11	(4)	214
Other	122	—	—	—	—	(21)	—	—	2	—	103
Trading portfolio assets	2,264	2,495	(2,765)	—	(52)	(132)	—	—	154	(101)	1,863

Non-asset backed loans	5,494	1,102	(283)	—	(706)	426	—	—	—	(453)	5,580
Equity cash products	835	15	(404)	—	—	(93)	(36)	—	9	—	326
Private equity investments	900	84	(54)	—	(3)	—	(56)	—	15	(12)	874
Other	1,271	3,718	(3,606)	—	(32)	32	(43)	—	386	—	1,726
Financial assets at fair value through the income statement	8,500	4,919	(4,347)	—	(741)	365	(135)	—	410	(465)	8,506

Non-asset backed loans	343	—	—	—	(237)	—	—	—	—	—	106
Asset backed securities	86	—	(35)	—	—	—	—	(4)	—	—	47
Financial assets at fair value through other comprehensive income	429	—	(35)	—	(237)	—	—	(4)	—	—	153

Investment property	13	—	(2)	—	—	—	(1)	—	—	—	10

Trading portfolio liabilities	—	(27)	—	—	—	(1)	—	—	—	—	(28)

Financial liabilities designated at fair value	(362)	—	3	(21)	1	20	4	—	(38)	38	(355)

Interest rate derivatives	(206)	17	(12)	—	85	109	—	—	(18)	23	(2)
Foreign exchange derivatives	(7)	—	—	—	21	(16)	—	—	(19)	22	1
Credit derivatives	198	(125)	24	—	(371)	24	—	—	(21)	116	(155)
Equity derivatives	(819)	(699)	(43)	—	105	(101)	—	—	(13)	(44)	(1,614)
Net derivative financial instruments	(834)	(807)	(31)	—	(160)	16	—	—	(71)	117	(1,770)

Total	10,010	6,580	(7,177)	(21)	(1,189)	268	(132)	(4)	455	(411)	8,379

Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end
	2021				2020
	Income statement		Other compre- hensive income	Total	Income statement		Other compre- hensive income	Total
	Trading income	Other income			Trading income	Other income
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(67)	—	—	(67)	(114)	—	—	(114)
Financial assets at fair value through the income statement	(176)	154	—	(22)	399	(89)	—	310
Fair value through other comprehensive income	—	—	—	—	—	—	(1)	(1)
Investment property	—	—	—	—	—	(1)	—	(1)
Trading portfolio liabilities	(5)	—	—	(5)	—	—	—	—
Financial liabilities designated at fair value	16	(1)	—	15	20	(1)	—	19
Net derivative financial instruments	(196)	—	—	(196)	(91)	—	—	(91)
Total	(428)	153	—	(275)	214	(91)	(1)	122

Significant unobservable inputs, assets
The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2021 Range		2020 Range
			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	—	3	1	3%
		Credit spread	9	1,848	17	1,831	bps
	Correlation Model	Inflation forwards	(20)	(13)	(20)	(13)%
	Comparable pricing	Price	—	38	—	84	points
	Option model	Inflation volatility	31	130	31	227	bps vol
		Interest rate volatility	5	600	6	489	bps vol
		FX - IR correlation	(20)	78	(30)	78%
		IR - IR correlation	(100)	99	(20)	99%
Credit derivatives	Discounted cash flows	Credit spread	2	2,925	5	480	bps
	Comparable pricing	Price	—	—	—	100	points
Equity derivatives	Option model	Equity volatility	2	108	1	110%
		Equity - equity correlation	10	100	(45)	100%
	Discounted cash flow	Discounted margin	(129)	93	(225)	3,000	bps
Foreign exchange derivatives	Option Model	Option Volatility	—	100	—	30	points
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	31	1,552	31	1,518	bps
		Credit spread	200	300	200	300	bps
		Price	—	112	—	104	points
		Yield	3	10	5	8%
	Comparable pricing	Price	—	145	—	137	points
Asset backed securities	Comparable pricing	Price	—	120	—	112	points
Private equity investments	EBITDA multiple	EBITDA multiple	16	20	14	16	Multiple
	Earnings multiple	Earnings multiple	5	28	3	28	Multiple
	Discounted cash flow	Credit Spread	725	1,916	1,387	1,916	bps
		Discount margin	8	10	1	10%
Corporate debt	Comparable pricing	Price	—	284	—	127	points
	Discounted Cash Flows	Loan Spread	229	854	—	—	bps
		Price	—	100	—	104	points
Commercial Real Estate loans	Discounted cash flows	Credit spread	68	543	146	483	bps
Equity cash products	Discounted cash flows	Discount Margin	26	34	49	49	bps
Notes
a    A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
b The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
c    Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 32-1848bps (2020: 17-1,831bps).

Significant unobservable inputs, liabilities
The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2021 Range		2020 Range
			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	—	3	1	3%
		Credit spread	9	1,848	17	1,831	bps
	Correlation Model	Inflation forwards	(20)	(13)	(20)	(13)%
	Comparable pricing	Price	—	38	—	84	points
	Option model	Inflation volatility	31	130	31	227	bps vol
		Interest rate volatility	5	600	6	489	bps vol
		FX - IR correlation	(20)	78	(30)	78%
		IR - IR correlation	(100)	99	(20)	99%
Credit derivatives	Discounted cash flows	Credit spread	2	2,925	5	480	bps
	Comparable pricing	Price	—	—	—	100	points
Equity derivatives	Option model	Equity volatility	2	108	1	110%
		Equity - equity correlation	10	100	(45)	100%
	Discounted cash flow	Discounted margin	(129)	93	(225)	3,000	bps
Foreign exchange derivatives	Option Model	Option Volatility	—	100	—	30	points
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	31	1,552	31	1,518	bps
		Credit spread	200	300	200	300	bps
		Price	—	112	—	104	points
		Yield	3	10	5	8%
	Comparable pricing	Price	—	145	—	137	points
Asset backed securities	Comparable pricing	Price	—	120	—	112	points
Private equity investments	EBITDA multiple	EBITDA multiple	16	20	14	16	Multiple
	Earnings multiple	Earnings multiple	5	28	3	28	Multiple
	Discounted cash flow	Credit Spread	725	1,916	1,387	1,916	bps
		Discount margin	8	10	1	10%
Corporate debt	Comparable pricing	Price	—	284	—	127	points
	Discounted Cash Flows	Loan Spread	229	854	—	—	bps
		Price	—	100	—	104	points
Commercial Real Estate loans	Discounted cash flows	Credit spread	68	543	146	483	bps
Equity cash products	Discounted cash flows	Discount Margin	26	34	49	49	bps
Notes
a    A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
b The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
c    Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 32-1848bps (2020: 17-1,831bps).

Sensitivity analysis of valuations using unobservable inputs, assets

Sensitivity analysis of valuations using unobservable inputs
	2021				2020
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	51	—	(79)	—	82	—	(123)	—
Foreign exchange derivatives	20	—	(28)	—	6	—	(11)	—
Credit derivatives	111	—	(103)	—	55	—	(44)	—
Equity derivatives	187	—	(195)	—	174	—	(179)	—
Corporate debt	38	—	(28)	—	16	—	(14)	—
Non-asset backed loans	165	—	(256)	—	190	3	(409)	(3)
Equity cash products	42	—	(61)	—	158	—	(141)	—
Private equity investments	246	—	(236)	—	199	—	(227)	—
Other[a]	20	—	(19)	—	23	—	(23)	—
Total	880	—	(1,005)	—	903	3	(1,171)	(3)
Note
a Other includes commercial real estate loans and asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investmen property.
Sensitivity analysis of valuations using unobservable inputs, liabilities

Sensitivity analysis of valuations using unobservable inputs
	2021				2020
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	51	—	(79)	—	82	—	(123)	—
Foreign exchange derivatives	20	—	(28)	—	6	—	(11)	—
Credit derivatives	111	—	(103)	—	55	—	(44)	—
Equity derivatives	187	—	(195)	—	174	—	(179)	—
Corporate debt	38	—	(28)	—	16	—	(14)	—
Non-asset backed loans	165	—	(256)	—	190	3	(409)	(3)
Equity cash products	42	—	(61)	—	158	—	(141)	—
Private equity investments	246	—	(236)	—	199	—	(227)	—
Other[a]	20	—	(19)	—	23	—	(23)	—
Total	880	—	(1,005)	—	903	3	(1,171)	(3)
Note
a Other includes commercial real estate loans and asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investmen property.
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	2021	2020
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(506)	(493)
Uncollateralised derivative funding	(127)	(115)
Derivative credit valuation adjustments	(212)	(268)
Derivative debit valuation adjustments	91	113

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet:

	2021					2020
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Loans and advances at amortised cost	361,451	362,424	17,381	83,191	261,852	342,632	340,516	8,824	81,322	250,370
Reverse repurchase agreements and other similar secured lending	3,227	3,227	—	3,227	—	9,031	9,031	—	9,031	—

Financial liabilities
Deposits at amortised cost	(519,433)	(519,436)	(434,431)	(83,501)	(1,504)	(481,036)	(481,106)	(396,124)	(82,874)	(2,108)
Repurchase agreements and other similar secured borrowing	(28,352)	(28,358)	—	(28,358)	—	(14,174)	(14,174)	—	(14,174)	—
Debt securities in issue	(98,867)	(100,657)	—	(98,364)	(2,293)	(75,796)	(77,813)	—	(75,957)	(1,856)
Subordinated liabilities	(12,759)	(13,334)	—	(13,267)	(67)	(16,341)	(16,918)	—	(16,918)	—